Company Information	12 Months Ended
Dec. 31, 2020
Company Information
Company Information

Note 1. Company Information

1.1.Company information

Inventiva S.A. (“Inventiva” or the “Company”) is a clinical-stage biopharmaceutical company focused on the development of oral small molecule therapies for the treatment of non-alcoholic steatohepatitis, or NASH, mucopolysaccharidoses, or MPS, and other diseases with significant unmet medical need.

The Company is developing its most advanced product candidate, lanifibranor, for the treatment of patients with NASH, a disease for which there are currently no approved therapies. Inventiva conducted a Phase IIb clinical trial of lanifibranor in patients with NASH, for which it published positive results on June 15, 2020. On October 12, 2020, we announced that the U.S. Food and Drug Administration (FDA) granted Breakthrough Therapy designation to lanifibranor for the treatment of NASH. The Breakthrough Therapy designation by the FDA is intended to expedite the development and review of drug candidates for serious or life-threatening conditions.  Following the positive feedback from the FDA received on November 10, 2020 to start the pivotal Phase III, the Company announced, on January 5, 2021, that it seeks to obtain accelerated approval in the U.S. and conditional approval in the European Union for lanifibranor based on a 72-week histology analysis and confirmed the planned initiation of its pivotal Phase III clinical study in the first half of 2021.

The Company is also developing a second clinical-stage asset, odiparcil, for the treatment of patients with subtypes of MPS. In December 2019, the Company announced positive results from a Phase IIa clinical trial of odiparcil for the treatment of adult patients with the MPS VI subtype. On October 19, 2020, the Company announced that the U.S. FDA has granted Fast Track designation to odiparcil for the treatment of MPS type VI (MPS VI). Based on positive feedback from the FDA to advance its lead drug candidate lanifibranor, the Company has decided to focus its clinical efforts on the development of lanifibranor in NASH and will suspend all MPS-related R&D activities. As a consequence, the Phase I/II SAFE-KIDDS clinical trial evaluating odiparcil in MPS VI children and the Phase IIa extension clinical trial with odiparcil in MPS VI patients who completed the prior iMProveS Phase IIa clinical trial will not be initiated in the first half of 2021 as initially planned. The Company will review all available options to optimize the development of its second clinical-stage asset odiparcil for the treatment of MPS VI.

Other pre-clinical programs are also in development, including for the treatment of certain autoimmune diseases in collaboration with AbbVie Inc. (AbbVie). AbbVie is currently evaluating ABBV-157, a drug candidate that Inventiva and AbbVie jointly discovered, in a Phase I clinical trial for the treatment of autoimmune diseases under the terms of a multi-year drug discovery partnership.

Inventiva’s ordinary shares have been listed on the Euronext Paris regulated market since February 2017 and Inventiva's American Depositary Shares (ADSs), each representing one ordinary share, have been listed on the Nasdaq Global Market since July 2020.

1.2.Significant events of 2020

Business

Positive results for clinical trial with Native

On June 15, 2020, the Company announced positive results for the Phase IIb clinical trial of lanifibranor.

FDA confirmed that a single Phase III clinical trial – planned for the first half of 2021 – may be adequate for submitting U.S. marketing authorization application

See note 1.1 Company information

Based on positive feedback from the FDA, the Company has decided to focus its clinical efforts on the development of lanifibranor in NASH

This strategic reorientation has no impact on the financial statements for the fiscal year ended December 31, 2020.

See note 1.1 Company information

Capital increases

Capital increase of €14.7 million reserved for a category of investors in February 2020

On February 7, 2020, Inventiva completed a capital increase with cancellation of shareholders’ preferential subscription rights subscribed by BVF Partners L.P., Novo A/S, New Enterprise Associates 17, L.P. and Sofinnova Partners, existing shareholders of the Company.

A total of 3,778,338 new shares were issued at a per share price of €3.97 (par value of €0.01 plus an issue premium of €3.96), resulting in net proceeds to the Company of €14.7 million.

The settlement-delivery of the new shares took place on February 7, 2020 in a total gross amount of €15.0 million. The new shares were admitted to trading on Euronext Paris on the same date.

USD 107.7 million initial public offering on the Nasdaq Global Market

On July 15, 2020, Inventiva closed its initial public offering (IPO) on the Nasdaq Global Market of a total of 7,478,261 ordinary new shares in the form of ADSs, at an offering price of USD 14.40 per share (the Offering).

The aggregate gross proceeds of the Offering, before deducting underwriting commissions and estimated expenses payable by the Company, were approximately USD 107.7 million (€94.1  million, based on exchange rate on July 15, 2020, date of receipt of funds). The net proceeds from the Offering will mostly be used to complete the preparatory stages and launch a Phase III clinical trial for lanifibranor in the treatment of NASH, and to continue with the development of odiparcil. The capital increase enables the Company to continue to finance its activities through the fourth quarter of 2022.

Following settlement-delivery on July 15, 2020, Inventiva’s share capital amounted to €383,930.11 divided into 38,393,011 shares. The ordinary shares are fungible with the existing shares of the Company and have been admitted to trading on the regulated market of Euronext Paris under the symbol “IVA”. The ADSs are listed on the Nasdaq Global Market under the symbol “IVA” and began trading on July 10, 2020.

Following the Offering on the Nasdaq Global Market, the Company entered into two new insurances for a total amount of 3.6 million:

•	"Public Offering of Securities Insurance" to cover the risks related to the Offering, amounting to €1.6 million
•

"Directors and Officers Liability Insurance", directors' and officers' liability insurance, to protect the economic damage of the two executive directors of the Company resulting from breaches of their obligations, amounting to €2.0 million

Both contracts cover the period of one year from the Offering.

As of December 31, 2020, the Company recorded prepaid expenses of €1.8 million (See note 8.2, “Other current assets and receivables”). Consequently, the impact on the statement of income (loss) in 2020 is an additional expense of €1.8 million, including €0.8 million related to the Offering, recorded under "Other operating income (expenses) (See note 19, “Other operating income (expenses)”.

Vesting of 517,550 bonus share awards (‘AGA')

On January 26, 2020, the Chairman and Chief Executive Officer recorded a capital increase arising from the vesting of AGA 2018-2 bonus share awards in an amount of €633 through the issue of 63,300 new ordinary shares with a par value of €0.01 each.

On June 28, 2020, the Chairman and Chief Executive Officer placed on record a capital increase arising from the vesting of AGA 2019-2 bonus share awards in an amount of €2,270 through the issue of 227,000 new ordinary shares with a par value of €0.01 each.

On December 14, 2020, the Chairman and Chief Executive Officer placed on record a capital increase arising from the vesting of AGA 2018-3 bonus share awards in an amount of €2,272.5 through the issue of 227,250 new ordinary shares with a par value of €0.01 each.

Characteristics of the new plans, movements in granted AGA bonus share awards as well as the accounting impact of share-based payments are described in Note 10.4, "Bonus share award plans".

New share warrant plans (“BSA”) in 2020

On March 9, 2020, the Company’s Board of Directors granted 46,000 share warrants , to Company consultants as follows:

•	10,000 share warrants (BSA 2019 bis) to Jérémy Goldberg, a member of JPG Healthcare LLC, a service provider to the Company;
•	36,000 share warrants (BSA 2019 ter) to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider to the Company;

Characteristics of the new plans, movements in granted BSA share warrants as well as the accounting impact of share-based payments are described in Note 10.3, “Share warrants plans”.

Ongoing tax disputes

Tax audit on payroll tax

In 2019, our payroll taxes for the 2016, 2017 and 2018 taxable years were audited by the French tax authorities and the Company received a proposed tax adjustment of €1.7 million (including penalties and late payment interest) in December 2019.

On June 16, 2020, the Company received a response from the French tax authorities, granting it a concession with respect to the disputed payroll taxes for fiscal year 2018, i.e. €0.5 million.

On October 30, 2020, the Company received the Notice of Recovery (AMR) related to the payroll taxes for the taxable year 2016 and 2017 requesting the payment of €1.2 million (mark-up and delays interests as of December 31, 2019 included). A contentious claim with a request for a suspension of payment was sent by Inventiva on December 8, 2020. The tax authorities responded favorably to the request subject to the constitution of a guarantee in the amount of €1.2 million.

A description of the audits performed and their impacts on the financial statements is provided in Note  12, “Provisions”.

Surety provided to the French tax authorities

On February 1, 2019, as part of its application for a suspension of payment on the CIR and payroll taxes, the Company offered the French tax authorities a surety in the form of a €3.4 million bank guarantee with Crédit Agricole bank.

Two pledges over cash, for a total amount of €1.7 million, were granted by the Company, including :

•

one  pledge over cash of €0.7 million was granted by the Company on February 1, 2019,  equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement , and

•

in accordance with the initial undertaking, an additional pledge over cash of €1.0 million was granted by the Company on June 30, 2020, as the dispute to which the guarantee pertains remains unresolved.

Tax audit on research tax credit

Following the tax audit, for fiscal years 2013 to 2015, on August 1, 2017, the Company received a collection notice on August 17, 2018 for an amount of €1.9 million, including penalties and late payment interest.

Under the ongoing procedures, the Company initiated mediation on January 7, 2020 and received the mediator's response on January 28, 2021, who waived €0.3 million corresponding to the part of the dispute related to the subcontracting expenses in consideration of the recent changes in the jurisprudence and the last decision of the Council of State in July 2020 on the eligibility of subcontracting expenses in the evaluation of the research tax credit.

A description of the tax audits performed and their impacts on the financial statements are provided in Note  12, “Provisions".

Bank financing and treasury

Research tax credit (credit d'impôt recherche, or "CIR") received

The Company received the entire amount of the 2018 CIR, totaling €4.2 million, in January 2020.

The company received the full amount of its 2019 CIR, namely €4.3 million, following the acceptance by the French tax authorities of the full adjustment claimed by the Company.

As a consequence, in 2020, the company received a total of €8.4 million related to the 2018 and 2019 CIR.

Non-dilutive financing of €10 million guaranteed by the French State in the context of the Covid-19 pandemic

In May 2020, the Company obtained financing for a total amount of €10.0 million from a syndicate of French banks, in the form of three loans guaranteed by the French State. The Company has the option of extending maturity dates up to four additional years.

As of the date of these financial statements, the Company has notified the banks of its intention to extend the maturity until May 2022.

Their impacts on the financial statements are provided in Note  11,  “Debt”.

Completion of foreign currency forward contracts for USD 60 million

In September 2020, the Company completed two future currency contracts for a total amount of USD 40 million to protect its activities against EUR-USD exchange rate fluctuations in accordance with its investment policy.

In October 2020, the Company completed a third currency contract for a total amount of USD 20 million for the same purpose. Those contracts mature in May 2021.

Reinvestment of short-term USD deposits for an amount of USD 9 million

In November 2020, the Company chose to replace the two short-term deposits of USD 9 million, ended at September and October. The two new short-term deposits will end at February 2021.

Their impacts on the financial statements are provided in Note 8.2, "Other Current Assets".

1.3.Significant events of 2018 and 2019

Capital increase

The capital increases occurred in 2018 and 2019 are detailed in the note 10.1., “Share capital”.

Revenue received in connection with the collaboration agreements with AbbVie and Boehringer Ingelheim

The main events related with the collaboration agreements and impacting the revenue in 2018 and 2019 are detailed in the note 17., “Revenue and other income”.

New share warrants plans (“BSA”) and new bonus share award plans (“AGA”) in 2018 and 2019

Characteristics of the new plans, movements in granted BSA share warrants as well as the accounting impact of share-based payments are described in notes 10.3, “Share warrants plans” and 10.4., “Bonus share award plans”.

Tax audit

A description of the tax audits performed and their impacts on the financial statements in 2018 and 2019 are provided in Note 12, “Provisions”.

1.4.Impact of the Covid-19 pandemic

As of the date of issuance of these financial statements, the Covid-19 pandemic did not impact significantly the Company’s business activities, financial position and operating results.

Following the updated recommendations of domestic public health authorities and a continuous risk assessment of the Covid-19 pandemic situation, the Company has implemented a series of measures to address and minimize the impact of Covid-19 on its employees, customers and business and to protect their health and safety, while ensuring the ongoing development of its research programs, such as:

•

Work-from-home policies for all employees, whose are now able to come back in the Company’s offices through a phased, principles-based approach that involved adapting its premises, with a focus on ensuring employee safety and an optimal work environment.

•	Close work with its employees and subcontractors to manage its supply chain and mitigate potential disruptions to its product supplies as a result of Covid-19.

The Company has already experience and may continue to experience disruptions and delays in pre-clinical programs and clinical trials, without any impacts on the 2020 financial statements. For example:

•	clinical site initiation and patient recruitment may be delayed due to the prioritization of essential resources for hospitals in the fight against Covid-19; and,
•

due to Covid-19, the screening and recruitment of new patients has been suspended at the University of Florida where Professor Kenneth Cusi’s Phase II NAFLD study is currently ongoing, and therefore results from this trial could be delayed. Some patients may not be able to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services.

With respect to regulatory activities, the Company did not experience delays in the timing of the Company’s interactions with the regulatory authorities to date.

However, the global pandemic of Covid-19 continues to rapidly evolve and its ultimate impact remains highly uncertain and subject to change. The Company cannot predict the full extent of potential delays or potential impact on its business or clinical trials. Inventiva continues to monitor the Covid-19 situation closely as, if the pandemic persists for an extended period, the impacts on the Company’s operations could be material. for instance:

•	the essential distribution systems may be impacted and the Company may experience disruptions in the supply chain and its operations;
•

the Company may experience difficulties in recruiting and retaining patients and principal investigators and site staff due to fear of exposure to Covid-19, which could have a significant adverse impact on its clinical trials;

•

the Company may be impacted delays due to the absence of the regulatory authorities’ employees, an inability to conduct the necessary physical inspections for regulatory approval or the refocusing of regulatory efforts and attention on the approval of other therapeutic products and other activities to combat Covid-19.

•	At the present date, the major potential impacts on the lanifibranor development plans pertain to the pivotal Phase III in NASH. The Covid-19 crisis may:
•

Delay the start of the pivotal Phase III due to delays in the review of clinical trial submission dossiers by the Competent Authorities (including Ethics Committees) and in investigational site openings due to lack of availability of clinical staff.

•

Impede the conduct of the studies due to the lack of availability of clinical staff at investigational sites and, if lock-down resumes, patients can no longer access investigational centers or investigational centers cannot be not supplied with treatment units in due time. Overall, any delays in the pivotal Phase III will affect the registration of lanifibranor in NASH.

At the date of issuance of these financial statements, the Company was not aware of any specific events or circumstances that would require it to update its estimates, assumptions and judgments or to revise the carrying amounts of its assets and liabilities. Such estimates may be adjusted as new events occur and additional information is obtained. The adjustments will be recognized in the interim financial statements as soon as the Company becomes aware of the new events or the additional information. Actual results may differ from the estimates and any differences may be material for the financial statements.